Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

August 21, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust (the “Trust”)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing with the Securities and Exchange Commission (the “SEC”) the Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganization of Legg Mason Partners Convertible Fund (“LMP Convertible”) and Legg Mason Partners Equity Income Builder Fund (“LMP Equity Income Builder”), each a series of the Trust, into Legg Mason Partners Capital and Income Fund (the “Acquiring Fund”), also a series of the Trust (the “Reorganization”).

The Reorganization is part of the fund integration and restructuring project involving certain open-end investment companies sponsored by Legg Mason & Co, Inc. (“Legg Mason”). The Registration Statement is similar to the Form N-14s that were filed on March 23, 2009, April 18, 2008, July 2, 2007, July 21, 2006, September 22, 2006 and November 3, 2006 by other Legg Mason funds. The enclosed Form N-14 incorporates, to the extent relevant, comments provided by the SEC Staff on those filings. Please note that the Registration Statement registers Class A, Class B, Class C and Class I shares of the Acquiring Fund to be issued in the Reorganization.

Per discussions between Kevin Rupert of the staff of the Division of Investment Management and Dianne O’Donnell of Willkie Farr & Gallagher LLP on July 31, 2009, the Registration Statement includes fee tables for each of the funds based on assets as of May 31, 2009 and not as of the date of the most recent shareholder reports for the funds. As of May 31, 2009, LMP Convertible and the Acquiring Fund had lower fund assets and higher expense ratios, and LMP Equity Income Builder had higher fund assets and lower expense ratios for each applicable class than was the case as of the date of the most recent shareholder report of the relevant fund.

During a subsequent conversation with Mr. Rupert on August 5, 2009, Ms. O’Donnell noted LMP Equity Income Builder’s lower expenses as of May 31, 2009. She also noted that, in the Reorganization, LMP Equity Income Builder is an acquired fund which had abnormally high expense ratios as of October 31, 2008 due to a small amount in assets consisting only of Legg Mason’s seed capital. LMP Equity Income Builder’s annual report as of October 31, 2008 and semi-annual report as of April 30, 2009 covered only the first two and six months of operations, respectively. This fund does not have a contractual expense agreement. Thus, we believe that the May 31, 2009 presentation is a more accurate reflection of the fund’s expenses.

Pursuant to Rule 488, the Registration Statement designates an effective date of September 21, 2009.

Any questions or comments on the Registration Statement should be directed to the undersigned at (202) 303-1124 or Dianne O’Donnell at (212) 728-8558.

Very truly yours,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

Enclosures

cc:	Harris C. Goldblat, Esq., Legg Mason & Co., Inc.

Rosemary Emmens, Esq., Legg Mason & Co.

Burton M. Leibert, Esq., Willkie Farr & Gallagher LLP

Dianne O’Donnell, Esq., Willkie Farr & Gallagher LLP

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